Right-of-use assets and lease liabilities - Maturity profile (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lease liabilities
Lease liabilities	$ 34,384
USD Dollar
Lease liabilities
Lease liabilities	26,420
BRL
Lease liabilities
Lease liabilities	7,964
Less than 1 year
Lease liabilities
Lease liabilities	17,903
Less than 1 year | USD Dollar
Lease liabilities
Lease liabilities	12,436
Less than 1 year | BRL
Lease liabilities
Lease liabilities	5,467
2021
Lease liabilities
Lease liabilities	8,109
2021 | USD Dollar
Lease liabilities
Lease liabilities	6,697
2021 | BRL
Lease liabilities
Lease liabilities	1,412
2022
Lease liabilities
Lease liabilities	6,888
2022 | USD Dollar
Lease liabilities
Lease liabilities	6,338
2022 | BRL
Lease liabilities
Lease liabilities	550
2023
Lease liabilities
Lease liabilities	1,364
2023 | USD Dollar
Lease liabilities
Lease liabilities	866
2023 | BRL
Lease liabilities
Lease liabilities	498
As from 2024
Lease liabilities
Lease liabilities	120
As from 2024 | USD Dollar
Lease liabilities
Lease liabilities	83
As from 2024 | BRL
Lease liabilities
Lease liabilities	$ 37